Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 12,498	$ 14,109	$ 19,821	$ 28,537
Cost of revenue	11,656	11,750	17,444	26,720
Gross profit	842	2,359	2,377	1,817
Research and development	1,574	3,460	2,867	7,809
Research and development	1,657
General and administrative	4,106	5,720	6,778	12,915
Sales and marketing	290	962	733	2,083
Depreciation and amortization	106	98	214	456
Operating expenses	6,159	10,240	10,592	23,263
Add back: Depreciation & amortization	219	169	397	1,867
Segment EBITDA	(8,087)	(4,478)	(12,829)	(10,714)
Equity income (loss)	(3,686)	(1,102)	(7,570)	(1,102)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	24,518	18,168	48,640	32,596
Cost of revenue	25,602	15,651	47,674	30,621
Gross profit	(1,084)	2,517	966	1,975
Research and development		4,581	7,757	8,930
Research and development	3,545
General and administrative	3,112	2,174	6,223	4,130
Sales and marketing	348	551	791	1,280
Depreciation and amortization	919	312	1,705	471
Operating expenses	7,924	7,618	16,476	14,811
Add back: Depreciation & amortization	921	623	2,681	2,122
Segment EBITDA	(8,087)	(4,478)	(12,829)	(10,714)
Equity income (loss)	0	0	0	0
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Revenue	2,896	3,562	4,786	6,049
Cost of revenue	2,791	2,453	4,168	4,413
Gross profit	105	1,109	618	1,636
Research and development	1,635	1,408	2,734	2,951
General and administrative	386	303	705	496
Sales and marketing	23	130	150	362
Depreciation and amortization	59	43	115	85
Operating expenses	2,103	1,884	3,704	3,894
Add back: Depreciation & amortization	149	118	289	226
Segment EBITDA	(1,849)	(657)	(2,797)	(2,032)
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Revenue	9,602	10,547	15,035	22,488
Cost of revenue	8,865	9,297	13,276	22,307
Gross profit	737	1,250	1,759	181
Research and development	22	2,052	133	4,858
General and administrative	34	1,156	99	2,919
Sales and marketing	3	352	23	849
Depreciation and amortization	0	4	0	121
Operating expenses	59	3,564	255	8,747
Add back: Depreciation & amortization	0	0	0	1,391
Segment EBITDA	678	(2,314)	1,504	(7,175)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Revenue	12,020	4,059	28,819	4,059
Cost of revenue	13,946	3,901	30,230	3,901
Gross profit	(1,926)	158	(1,411)	158
Research and development	1,888	1,121	4,890	1,121
General and administrative	2,692	715	5,419	715
Sales and marketing	322	69	618	69
Depreciation and amortization	860	265	1,590	265
Operating expenses	5,762	2,170	12,517	2,170
Add back: Depreciation & amortization	772	505	2,392	505
Segment EBITDA	(6,916)	(1,507)	(11,536)	(1,507)
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenue	(12,020)	(4,059)	(28,819)	(4,059)
Cost of revenue	(13,946)	(3,901)	(30,230)	(3,901)
Gross profit	1,926	(158)	1,411	(158)
Research and development	(1,888)	(1,121)	(4,890)	(1,121)
General and administrative	(2,692)	(715)	(5,419)	(715)
Sales and marketing	(322)	(69)	(618)	(69)
Depreciation and amortization	(860)	(265)	(1,590)	(265)
Operating expenses	(5,762)	(2,170)	(12,517)	(2,170)
Equity income (loss)	0	0	0	0
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Gross profit	0	0	0	0
Research and development	0	0	0	0
General and administrative	3,686	4,261	5,974	9,500
Sales and marketing	264	480	560	872
Depreciation and amortization	47	51	99	250
Operating expenses	3,997	4,792	6,633	10,622
Equity income (loss)	$ (3,686)	$ (1,102)	$ (7,570)	$ (1,102)